Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	Common Units [Member]	Subordinated Units [Member]	General Partner Unit [Member]	Accumulated Other Comprehensive Income [Member]	Series A Preferred Unit [Member]
Beginning Balance at Dec. 31, 2015	$ 520,770	$ 411,317	$ 99,158	$ 10,295
Net income	22,241	16,688	5,052	501
Other comprehensive income	0	0	0	0	$ 0
Cash distributions	(30,108)	(19,372)	(10,088)	(648)
Conversion of subordinated units to common units		94,123	(94,123)
Ending Balance at Jun. 30, 2016	512,903	502,756		10,148
Beginning Balance at Dec. 31, 2016	521,710	511,413		10,297
Net income	28,344	26,198		493
Other comprehensive income	0	0	$ 0	0	$ 0
Cash distributions	(32,758)	(32,153)		(605)
Net proceeds from issuance of common units	54,879	54,879
Ending Balance at Jun. 30, 2017	$ 570,522	$ 560,337		$ 10,185
Net income						$ 1,653
Cash distributions						(645)
Net proceeds from sale of Convertible Preferred Units						87,443
Convertible preferred units, ending balance at Jun. 30, 2017						$ 88,451